Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 60,430	$ 63,234
Work-in-process	3,403	2,271
Raw materials	53,206	50,212
Total Inventory	$ 117,039	$ 115,717